GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Goodwill and intangible assets, net
Balance at beginning of period		$ 20,425	$ 20,787
Additions during the year		4,203	5,243
Amortization during the year		(4,183)	(3,457)
Currency translation differences		(188)	(2,148)
Balance at end of period		20,257	20,425
Cost
Goodwill and intangible assets, net
Balance at beginning of period		71,580
Balance at end of period		68,756	71,580
Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period		(51,155)
Balance at end of period		(48,499)	(51,155)
Development costs
Goodwill and intangible assets, net
Balance at beginning of period		8,274	5,309
Additions during the year		4,203	5,243
Amortization during the year		(2,770)	(1,829)
Currency translation differences		171	(449)
Balance at end of period		9,878	8,274
Development costs | Cost
Goodwill and intangible assets, net
Balance at beginning of period		46,961
Balance at end of period		44,131	46,961
Development costs | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period		(38,687)
Balance at end of period		(34,253)	(38,687)
Contracts and others
Goodwill and intangible assets, net
Currency translation differences			0
Contracts and others | Cost
Goodwill and intangible assets, net
Balance at beginning of period		7,488
Balance at end of period		7,766	7,488
Contracts and others | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period		(7,488)
Balance at end of period		(7,766)	(7,488)
Customer relations
Goodwill and intangible assets, net
Balance at beginning of period		11,737	14,929
Amortization during the year		(1,309)	(1,526)
Currency translation differences		(372)	(1,666)
Balance at end of period		10,056	11,737
Customer relations | Cost
Goodwill and intangible assets, net
Balance at beginning of period		16,510
Balance at end of period		16,215	16,510
Customer relations | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period		(4,773)
Balance at end of period		(6,159)	(4,773)
Information Technology
Goodwill and intangible assets, net
Balance at beginning of period		414	549
Amortization during the year		(104)	(102)
Currency translation differences		13	(33)
Balance at end of period		323	414
Information Technology | Cost
Goodwill and intangible assets, net
Balance at beginning of period		621
Balance at end of period		644	621
Information Technology | Accumulated depreciation
Goodwill and intangible assets, net
Balance at beginning of period		(207)
Balance at end of period		(321)	(207)
Goodwill
Goodwill and intangible assets, net
Balance at beginning of period	[1]	33,745	37,508
PPA adjustment	[1]		407
Currency translation differences	[1]	(780)	(4,170)
Balance at end of period	[1]	32,965	33,745
Goodwill | Cost
Goodwill and intangible assets, net
Balance at beginning of period	[1]	33,745
Balance at end of period	[1]	$ 32,965	$ 33,745

[1]	The recoverable amount of the cash generating units to which the goodwill mainly relates has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period.